Income Taxes (Tables)	12 Months Ended
Jun. 30, 2012
Components of Income Before Provision for Income Taxes

The components of income before provision for income taxes were as follows (in thousands):

	Years Ended June 30,
	2012	2011	2010
Domestic	$41,490	$24,484	$(14,731)
Foreign	82,533	37,675	19,994

	$124,023	$62,159	$5,263

Components of the Company's provision for income taxes

The components of the Company’s provision for income taxes consisted of the following:

	Years Ended June 30,
	2012	2011	2010
Current
Foreign	$2,040	$978	$716
Federal	17,437	11,005	9,530
State	2,854	1,612	2,263

Current tax expense	22,331	13,595	12,509

Deferred
Foreign	—	—	—
Federal	(217)	(912)	(1,392)
State	(680)	(251)	(398)

Deferred tax expense	(897)	(1,163)	(1,790)

Provision for income taxes	$21,434	$12,432	$10,719

Components of the Company's deferred tax assets and liabilities

Significant components of the Company’s deferred tax assets and liabilities consisted of the following:

	June 30,
	2012	2011
Deferred tax assets
Deferred revenue	$—	$525
Allowance for doubtful accounts	238	253
Stock-based compensation	1,016	529
Warranty	—	89
Accrued expenses	256	364
Research and development credits	468	—
Other	186	25

Total deferred tax assets	2,164	1,785

Deferred tax liabilities
Cumulative change in accounting method	—	(1,020)
Other	(1,050)	(548)

Total deferred tax liabilities	(1,050)	(1,568)

Net deferred tax assets (liabilities)	$1,114	$217

Effective Tax Rate

The effective tax rate differs from the applicable U.S. statutory federal income tax rate as follows:

	June 30,
	2012	2011	2010
Statutory rate	35.0%	35.0%	35.0%
Stock-based compensation	—	—	233.0
State tax expense	1.0	1.0	23.0
Tax rate differential, foreign income	(23.0)	(20.0)	(120.0)
Foreign credits	—	—	(8.0)
Federal research and development credits	—	(1.0)	(6.0)
Other permanent items	4.3	5.0	35.7
Non-deductible penalties	—	—	11.0

Effective tax rate	17.3%	20.0%	203.7%

Uncertain Tax Positions

had no effect on the Company’s consolidated financial statements. A reconciliation of the beginning and ending balances of the unrecognized tax benefits during the years ended June 30, 2012, 2011 and 2010 consist of the following:

	Years Ended June 30,
	2012	2011	2010
	(In thousands)
Unrecognized benefit—beginning of period	$2,020	$762	$264
Gross increases—current year tax positions	4,697	1,258	498
Gross increases—prior year tax positions	1,108	—	—

Unrecognized benefit—end of period	$7,825	$2,020	$762